Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Property, Plant and Equipment, gross	$ 1,207	$ 1,074
Less accumulated depreciation and amortization	(367)	(144)
Property, Plant and Equipment, net	840	930
Leasehold improvements
Property, Plant and Equipment
Property, Plant and Equipment, gross	$ 891	891
Office equipment
Property, Plant and Equipment
Useful Life	5 years
Property, Plant and Equipment, gross	$ 70	70
Computers and software
Property, Plant and Equipment
Useful Life	3 years
Property, Plant and Equipment, gross	$ 19	19
Furniture and fixtures
Property, Plant and Equipment
Useful Life	5 years
Property, Plant and Equipment, gross	$ 227	$ 94